Segment Reporting - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2012 Customer Segment	Dec. 31, 2011 Customer	Dec. 31, 2010 Customer
Segment Reporting Disclosure [Line Items]
Number of reportable segments	3
Number of customers accounted to 10% or more of Company's net revenue	0	0	0